GOODWILL - Summary (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
GOODWILL
Gross goodwill	$ 164,158	¥ 1,142,835	$ 164,059	¥ 1,142,147	¥ 1,096,972
Accumulated impairment losses	(72,539)	(505,000)	(72,539)	(505,000)
Net goodwill	$ 91,619	¥ 637,835	$ 91,520	¥ 637,147	¥ 1,096,972